Commitments and contingencies - Additional Information (Detail) - CAD		12 Months Ended
	Oct. 21, 2011	Dec. 31, 2015	Dec. 31, 2012
Commitment And Contingencies [Line Items]
Estimated capital repair expenditure		CAD 8,000,000
Period estimated capital repair expenditures for energy project will be incurred		4 years
Water Rights
Commitment And Contingencies [Line Items]
Water lease claim payment	CAD 5,400,000
Minimum potential unrecoverable loss		CAD 0
Maximum potential unrecoverable loss		CAD 6,800,000
Leases
Commitment And Contingencies [Line Items]
Claims paid to government of Quebec			CAD 1,884,000